Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.1%
Advertising - 1.8%
Interpublic Group of Cos., Inc.	100,777	$1,819,025
Omnicom Group, Inc.	34,800	1,869,804
		3,688,829
Agriculture - 4.1%
Altria Group, Inc.	102,644	4,223,801
Philip Morris International, Inc.	56,347	4,328,013
		8,551,814
Apparel - 1.9%
Capri Holdings Ltd. (a)(b)	39,924	598,062
Hanesbrands, Inc. (a)	114,434	1,616,952
PVH Corp. (a)	19,568	952,179
Ralph Lauren Corp.	9,835	701,235
		3,868,428
Arts, Entertainment, and Recreation - 0.5%
International Game Technology PLC (a)	112,720	1,111,419
Auto Parts & Equipment - 1.8%
Allison Transmission Holdings, Inc.	27,786	1,038,085
BorgWarner, Inc. (a)	36,481	1,335,205
LEAR Corp.	12,709	1,402,819
		3,776,109
Beverages - 1.0%
Molson Coors Brewing Co. - Class B	58,200	2,183,664
Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. (b)	32,610	3,342,199
Biogen, Inc. (b)	14,027	3,853,077
Exelixis, Inc. (b)	33,166	765,803
Gilead Sciences, Inc.	56,051	3,897,226
United Therapeutics Corp. (b)	8,294	924,532
		12,782,837
Building Materials - 0.6%
Owens Corning	21,637	1,308,389
Chemicals - 5.3%
Celanese Corp.	18,538	1,801,894
CF Industries Holdings, Inc. (a)	61,143	1,915,610
Dow, Inc. (a)	97,835	4,017,105
Eastman Chemical Co.	29,841	2,227,034
Huntsman Corp.	54,230	1,003,255
		10,964,898
Commercial Services - 2.7%
Euronet Worldwide, Inc. (b)	7,069	679,614
H&R Block, Inc.	38,751	561,889
ManpowerGroup, Inc.	19,511	1,342,162
Quanta Services, Inc.	24,676	986,300
Robert Half International, Inc. (a)	14,340	729,476
WEX, Inc. (b)	8,653	1,370,375
		5,669,816
Computers - 11.5%
Cognizant Technology Solutions Corp. - Class A	73,258	5,004,987
Dell Technologies, Inc. - Class C (b)	85,152	5,094,644
DXC Technology Co.	220,466	3,948,546
HP, Inc.	247,087	4,343,789
International Business Machines Corp. (a)	32,575	4,004,771
NetApp, Inc.	35,800	1,585,940
		23,982,677
Distribution/Wholesale - 0.5%
HD Supply Holdings, Inc. (b)	28,696	1,007,230
Electric - 2.5%
NRG Energy, Inc.	74,442	2,516,884
Vistra Corp.	143,873	2,684,670
		5,201,554
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	7,876	780,511
Electronics - 3.0%
Arrow Electronics, Inc. (b)	36,071	2,583,405
AVNET, Inc.	42,050	1,123,576
Gentex Corp.	28,918	780,497
nVent Electric PLC	27,150	493,044
SYNNEX Corp.	9,610	1,198,751
		6,179,273
Entertainment - 0.4%
Lions Gate Entertainment Corp. - Class A (a)(b)	115,750	886,645
Food - 0.4%
Sprouts Farmers Market, Inc. (b)	31,786	838,515
Forest Products & Paper - 1.9%
DOMTAR Corp.	15,108	317,117
International Paper Co.	105,169	3,658,829
		3,975,946
Hand/Machine Tools - 0.9%
Regal Beloit Corp.	8,336	766,662
Snap-On, Inc. (a)	7,054	1,028,967
		1,795,629
Healthcare-Services - 2.3%
DaVita, Inc. (b)	32,381	2,829,776
MEDNAX, Inc. (a)(b)	20,590	411,388
Universal Health Services, Inc. - Class B	14,791	1,625,531
		4,866,695
Home Builders - 3.4%
Lennar Corp. - Class A	67,259	4,866,188
PulteGroup, Inc.	52,553	2,291,311
		7,157,499
Home Furnishings - 0.5%
Leggett & Platt, Inc. (a)	25,043	1,003,974
Housewares - 0.9%
Newell Brands, Inc.	111,494	1,828,502
Internet - 2.9%
eBay, Inc.	88,116	4,871,052
F5 Networks, Inc. (b)	7,762	1,054,856
		5,925,908
Iron/Steel - 0.9%
Reliance Steel & Aluminum Co.	19,814	1,946,924
Machinery-Diversified - 3.0%
CRANE Co.	11,100	627,927
Cummins, Inc.	23,898	4,618,528
GrafTech International Ltd. (a)	149,192	905,595
		6,152,050
Manufacturing - 0.2%
Arconic Corp. (b)	24,911	405,800
Media - 3.5%
AMC Networks, Inc. - Class A (a)(b)	23,371	539,870
Discovery, Inc. - Class A (a)(b)	173,599	3,662,939
FOX Corp. - Class A (a)	115,842	2,985,248
		7,188,057
Metal Fabricate/Hardware - 0.6%
The Timken Co.	15,042	686,818
Valmont Industries, Inc.	3,817	462,620
		1,149,438
Office/Business Equipment - 1.0%
Xerox Holdings Corp.	118,915	1,979,935
Oil & Gas - 1.6%
EOG Resources, Inc.	72,532	3,398,124
Oil & Gas Services - 1.7%
Schlumberger Ltd.	195,624	3,548,619
Packaging & Containers - 0.6%
Packaging Corp. of America	13,352	1,283,394
Pharmaceuticals - 11.2%
AbbVie, Inc.	45,838	4,350,485
AmerisourceBergen Corp.	35,710	3,577,785
Cardinal Health, Inc.	58,783	3,210,727
CVS Health Corp.	62,606	3,940,422
Jazz Pharmaceuticals PLC (a)(b)	7,818	846,298
McKesson Corp.	26,618	3,996,959
Mylan NV (b)	173,582	2,796,406
Premier, Inc. - Class A (b)	15,945	557,597
		23,276,679
Retail - 9.1%
Best Buy Co., Inc.	51,887	5,167,426
Foot Locker, Inc.	27,718	814,632
MSC Industrial Direct Co., Inc. - Class A	8,391	553,890
Nu Skin Enterprises, Inc. - Class A	8,439	378,489
Qurate Retail Group, Inc. QVC Group - Class A (b)	198,528	2,165,941
Target Corp.	35,198	4,430,724
Urban Outfitters, Inc. (a)(b)	23,092	381,942
Walgreens Boots Alliance, Inc.	94,858	3,861,669
Williams-Sonoma, Inc. (a)	13,766	1,199,294
		18,954,007
Semiconductors - 2.5%
QUALCOMM, Inc.	48,583	5,130,851
Telecommunications - 5.3%
Arista Networks, Inc. (b)	7,534	1,957,107
CenturyLink, Inc. (a)	397,946	3,840,179
Cisco Systems, Inc.	89,941	4,236,221
Juniper Networks, Inc.	39,390	999,718
		11,033,225
Textiles - 0.6%
Mohawk Industries, Inc. (b)	15,392	1,229,051
TOTAL COMMON STOCKS (Cost $197,344,006)		206,012,915

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Corporate Office Properties Trust	26,087	690,784
EPR Properties (a)	17,214	492,837
Equity Commonwealth	4,579	144,559
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,236,152)		1,328,180

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts, - 0.2%
U.S. Bank Money Market Deposit Account 0.04% (c)	$422,051	422,051
TOTAL SHORT-TERM INVESTMENTS (Cost $422,051)		422,051

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (c)	24,832,292	$24,832,292
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,832,292)		24,832,292

Total Investments (Cost $223,834,501) - 111.9%		232,595,438
Liabilities in Excess of Other Assets - (11.9)%		(24,778,703)
TOTAL NET ASSETS - 100.0%		$207,816,735

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $24,013,357 or 11.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 206,012,915	$ -	$ -	$ -	$ 206,012,915
Real Estate Investment Trusts	1,328,180	-	-	-	1,328,180
Short-Term Investments	422,051	-	-	-	422,051
Investments Purchased with Proceeds from Securities Lending	-	-	-	24,832,292	24,832,292
Total Investments in Securities	$ 207,763,146	$ -	$ -	$ 24,832,292	$ 232,595,438
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.